Goodwill and Other Intangible Assets - Changes in Goodwill and Other Intangible Assets (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Intangible assets	¥ 5,298	¥ 6,486
Domain Name [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining useful life	20 years	20 years	20 years
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining useful life	3 years	3 years
LINE TV [member] | Licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets acquired	¥ 1,471	¥ 1,114
Carrying amount, Intangible assets	1,064	329
LINE TV [member] | Domain Name [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets acquired	651	651
Carrying amount, Intangible assets	587	646
Gatebox Inc [member] | Trademark and Patented Technology [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets acquired	437	437
Carrying amount, Intangible assets	¥ 306	¥ 375